SPDR SSgA Global Minimum Volatility ETF
SPDR SSgA Global Minimum Volatility ETF
INVESTMENT OBJECTIVE
The SPDR SSgA Global Minimum Volatility ETF (the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below reflect the expenses of both the Fund and the Portfolio (defined below) and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR SSgA Global Minimum Volatility ETF
MANAGEMENT FEES	[1][2]
DISTRIBUTION AND SERVICE (12b-1) FEES	[1][3]	none
OTHER EXPENSES	[1][4]
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]
[1]	The Fee Table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
[2]	The management fee paid to the Adviser is reduced by the proportional amount of the advisory fee, as well as acquired fund fees and expenses, of the Portfolio.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR SSgA Global Minimum Volatility ETF

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests substantially all of its assets in the SSgA Global Minimum Volatility Portfolio (the “Portfolio”), a separate series of the SSgA Master Trust with an identical investment objective as the Fund. As a result, the Fund invests indirectly through the Portfolio.

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) utilizes a proprietary quantitative investment process to select a portfolio of equity securities that the Adviser believes will exhibit low volatility and provide competitive long-term returns relative to the broad global market. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. The Portfolio will invest its assets in both U.S. and foreign investments. The Portfolio will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least three countries, including the United States. The Adviser expects to favor securities with low exposure to market risk factors and low security-specific risk. The Adviser considers market risk factors to include, among others, a security’s size, momentum, value, liquidity, leverage and growth. While the Adviser attempts to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. Additionally, the Adviser implements risk constraints at the security, industry, size exposure, and sector levels. Through this quantitative process of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a low level of absolute risk (as defined by standard deviation of returns) and thus should exhibit low volatility over the long term.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests.
EQUITY INVESTING RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

FACTOR RISK: The market may reward certain factors for a period of time and not others. By way of example, during periods of risk-seeking, credit risk and volatility may be rewarded while during defensive periods, exposure to gold may be rewarded. The returns for a specific factor may vary significantly relative to other factors and may increase or decrease significantly during different phases of an economic cycle. If the Portfolio was overweight in factors viewed unfavorably by the market and/or the Portfolio was underweight in factors being rewarded by the market, the Portfolio would underperform relative to the market.

FOREIGN INVESTMENT RISK: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of local currency could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

EMERGING MARKETS RISK: Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

MANAGEMENT RISK: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

NON-DIVERSIFICATION RISK: The Portfolio is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Portfolio’s and, therefore, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

PORTFOLIO TURNOVER RISK: The Portfolio may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Portfolio’s and, therefore, the Fund’s performance.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad based securities index.